Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 35,718	$ 33,751
Tier 1 capital	40,038	38,344
Total capital	46,401	44,202
Total risk-weighted assets (RWA)	$ 303,743	$ 272,814
CET1 ratio	11.80%	12.40%
Tier 1 capital ratio	13.20%	14.10%
Total capital ratio	15.30%	16.20%
Leverage ratio exposure	$ 941,694	$ 823,343
Leverage ratio	4.30%	4.70%
TLAC available	$ 87,061	$ 76,701
TLAC ratio	28.70%	28.10%
TLAC leverage ratio	9.20%	9.30%